Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2024
Operating Expenses [Abstract]
Schedule of components of the Company's other regional and center support costs

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Salaries and bonuses	$5,506,017	$4,356,592	$16,703,081	$13,129,558
Marketing expenses	1,717,372	407,538	3,941,952	1,224,139

Total	$7,223,389	$4,764,130	$20,645,033	$14,353,697

Schedule of components of the Company's corporate, general and administrative expenses

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Salaries and bonuses	$3,760,881	$3,629,623	$11,671,760	$11,880,351
Marketing expenses	49,676	52,237	171,400	83,504
Professional and legal fees	1,119,518	937,735	2,730,955	3,565,048
Computer supplies and software	938,265	659,320	3,503,319	2,091,340
Financing and transaction costs	13,185	100,000	174,662	335,094
Travel, meals and entertainment	62,539	39,994	185,187	121,181
Restructuring expense	—	36,500	684,578	500,368
Insurance	51,088	113,909	377,078	476,687
Credit facility amendment fee (note 9(a))	—	—	—	1,000,000
PA Settlement Agreement (note 11(f))	—	—	800,000	—
Other	296,506	416,743	1,171,134	1,351,549

Total	$6,291,658	$5,986,061	$21,470,073	$21,405,122